Commitments and Contingencies	9 Months Ended	12 Months Ended
	Mar. 31, 2016	Jun. 30, 2015
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Commitments and Contingencies

Litigation

On November 4, 2015, Virtual Gaming Technologies, Inc. filed suit against DraftDay Gaming Group, Inc. The Company believes that it does not infringe the patents at issue. A settlement agreement was signed on January 14, 2016, and this matter is now concluded. The Company recorded a legal expense of $5 for the three and nine months ended March 31, 2016.

On December 22, 2015, Global Interactive Media, Inc. ("Global") served the Company with a lawsuit alleging infringement of certain of Global's patents. The Company entered into a settlement agreement in May 2016 and the matter is now closed. There was no impact on the financial statements for the three and nine months ended March 31, 2016.

On March 2, 2016, the Company was served with a Notice of Petition of Non-Payment (the “Notice”) by 902 Associates, its landlord at 902 Broadway, New York. The Notice refers to unpaid rent in the amount of $226 and calls for eviction of the Company from the premises at 902 Broadway. The Company settled with 902 Associates on April 19, 2016 and has agreed to pay 902 Associates $50 a month for the arrears and make all rent payments as they come due. There was no impact on the consolidated financial statements for the three and nine months ended March 31, 2016.

Pandera Systems, LLC (“Pandera”), which formerly provided analytics development services to the Company, filed suit on March 11, 2016 against the Company to demand collection of amounts due for such services. The Company settled this matter on April 12, 2016. There was no impact on the consolidated financial statements for the three and nine months ended March 31, 2016.

North America Photon Infotech Ltd. (“Photon”), a company based in Mauritius that had provided development services to the Company, filed suit in California on March 28, 2016 to collect approximately $218 owed by the company to Photon. The Company settled this matter on May 12, 2016. There was no impact on the consolidated financial statements for the three and nine months ended March 31, 2016.

Pandora Media, Inc., (“Pandora”) a prior marketing provider for the Company, filed suit in California on March 29, 2016 to collect approximately $125 owed by the Company to Pandora. The Company is in settlement discussions with Pandora.

On April 25, 2016, Carpathia Hosting, LLC (“Carpathia”), which formerly provided hosting services to the Company, filed suit in the Eastern District of Virginia to demand collection of $658 due. The Company is in settlement discussions with Carpathia.

Coda Search LLC, a former vendor of the Company, served the Company with a lawsuit on May 9, 2016 to collect $27 owed to it. The Company settled this matter on May 13, 2016.  There was no impact on the consolidated financial statements for the three and nine months ended March 31, 2016.

The Company is subject to litigation and other claims that arise in the ordinary course of business. While the ultimate result of our outstanding legal matters cannot presently be determined, the Company does not expect that the ultimate disposition will have a material adverse effect on its results of operations or financial condition. However, legal matters are inherently unpredictable and subject to significant uncertainties, some of which are beyond our control. As such, there can be no assurance that the final outcome will not have a material adverse effect on the Company's financial condition and results of operations.

Commitments and Contingencies

Operating Leases

The Company maintains operating leases for its corporate office and several satellite offices. There are no capital leases. Rent expense for operating leases, which may include free rent or fixed escalation amounts in addition to minimum lease payments, is recognized on a straight-line basis over the duration of each lease term. Total rent expense for continuing operations, net of sublease income, for the Company under operating leases recorded for the years ended June 30, 2015 and 2014 was $764 and $539, respectively. The Company’s future minimum rental commitments under noncancelable operating leases are as follows (amounts are shown net of contractual sublease income):

Years Ending June 30,	Amount
2016	$894
2017	877
2018	887
2019	709
2020	729
Thereafter	1,389
Total	$5,485

Litigation

On August 17, 2012, the Company was served with a patent infringement lawsuit filed on August 13, 2012 by Blue Spike, LLC ("Blue Spike") in the United States District Court for the Eastern District of Texas, Tyler Division (Civil Action No. 6:12-CV-526). The lawsuit claims patent infringement under U.S. Patent numbers 7,346,472, 7,660,700, 7,949,494, and 8,214,715 in connection with the Company's audio recognition technology. Blue Spike has commenced suits against numerous other companies involving the same patent family. The Company settled the lawsuit with Blue Spike on April 22, 2015, and issued 50,000 shares of common stock to Blue Spike in connection with the settlement, and based on a closing price of $2.77 on that date, such shares had a fair value of $139.

On May 4, 2015, the Company was served with a lawsuit initiated by Andy Mule, on behalf of himself and others similarly situated, in the Supreme Court of the State of New York. The lawsuit, which names the Company and each of our directors as defendants, claims a breach of fiduciary duty relating to a proposal by Mr. Sillerman to acquire a portion of Wetpaint from the Company. The lawsuit seeks to enjoin the transaction as well as unspecified damages. The Company believes that the lawsuit is without merit.

The Company is subject to litigation and other claims that arise in the ordinary course of business. While the ultimate result of our outstanding legal matters cannot presently be determined, the Company does not expect that the ultimate disposition will have a material adverse effect on its results of operations or financial condition. However, legal matters are inherently unpredictable and subject to significant uncertainties, some of which are beyond our control. As such, there can be no assurance that the final outcome will not have a material adverse effect on the Company's financial condition and results of operations.